FEDERAL HOME LOAN BANK (FHLB) STOCK (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Dividend annualized rate	4.00%			0.10%
Interest Income, Federal Home Loan Bank Advances	$ 457	$ 117	$ 19
Acquired Member Assets Stock [Member]
Dividend annualized rate	3.00%
Activity Stock [Member]
Dividend annualized rate	5.00%
Special Stock [Member]
Dividend annualized rate	2.00%
Minimum [Member]
Dividend annualized rate	0.10%
Investment percentage in capital stock of FHLB, total assets	0.00%
Investment percentage in capital stock of FHLB, outstanding advances	2.00%
Maximum [Member]
Dividend annualized rate	4.00%
Investment percentage in capital stock of FHLB, total assets	6.00%
Investment percentage in capital stock of FHLB, outstanding advances	6.00%